Balance Sheets (Audited) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Cash	$ 18,304	$ 122
GST receivable	4,078	1,560
Mineral Property Interests (note 5)	98,992	54,001
Total Assets	121,374	55,683
Liabilities and Stockholders’ Deficiency
Accounts payable and accrued liabilities (notes 6 and 13)	76,546	176,163
Due to related parties (note 7)	82,328	103,200
Loan payable (note 8)	62,973	57,973
Convertible debentures (note 9)	519,589	489,589
Total Liabilities	741,436	826,925
Stockholders’ Deficiency
Capital stock (note 10)	27,736,269	27,536,269
Equity portion of convertible debentures (note 9)	33,706	33,706
Reserves	24,000	24,000
Deficit	(28,414,037)	(28,365,217)
Total Stockholders’ Deficiency	(620,062)	(771,242)
Total Liabilities and Stockholders’ Deficiency	$ 121,374	$ 55,683